Property and equipment, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
13	Property and equipment, net

	Leasehold Improvements	Machinery and equipment	Furniture and fixture	Computers and peripherals	Total
At December 31,2019	2,550	279	642	1,111	4,582

Acquisitions	534	—	23	1,091	1,648
Acquisitions of subsidiaries (note 3)	—	—	—	12	12
Adjustment of hyperinflation	—	—	2	15	17
Disposals/write-downs	—	(4)	(1)	(10)	(15)
Depreciation	(269)	(28)	(70)	(312)	(679)
Exchange rate effect	(567)	(62)	(143)	(242)	(1,014)

At December 31,2020	2,248	185	453	1,665	4,551

Acquisitions	22	16	21	1,324	1,383
Acquisitions of subsidiaries (note 3)	—	—	36	26	62
Adjustment of hyperinflation	—	—	8	53	61
Disposals/write-downs	—	—	(30)	(25)	(55)
Depreciation	(277)	(27)	(73)	(620)	(997)
Exchange rate effect	(152)	(13)	(12)	(117)	(294)

At December 31, 2021	1,841	161	403	2,306	4,711

There were no events or changes in circumstances that indicate that the carrying amount of property and equipment may not be recoverable; therefore, no impairment charges were recorded for the years 2021 and 2020.